Exchange Act-Forms
                                    FORM 13F

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                                                           OMB APPROVAL
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                                                   OMB Number:      3235-0006
                                                   Expires:  October 31, 2000
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 09/30/01
            Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Presidio Management Group V, L.L.C.
________________________________________________________________________________

Address:  2735 Sand Hill Road,  Menlo Park, CA 94025____________________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-05415_________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Michael P. Maher

Title:  CFO

Phone:  650 854-9080

Signature, Place, and Date of Signing:

/s/ Michael P. Maher____________________________________________________________
[Signature]

Menlo Park, CA__________________________________________________________________
[City, State]

November 6, 2001________________________________________________________________
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total: $36,417
                                       (thousands)

List of Other Included Managers:         None

                                                   FORM 13F INFORMATION TABLE


                                                        VALUE     SHARES/   SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP      (X$1000)   PRN AMT   PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------------- ---------  --------- ----------  ---  ----  ------- --------  --------  --------  ------
At Road                     Common         04648K105   14,544   7,026,207    SH          Sole            7,026,207       0      0
3Dfx                        Common         88553X103      130     619,437    SH          Sole              619,437       0      0
Accelerated Networks        Common         00429P107      900   6,428,400    SH          Sole            6,428,400       0      0
CacheFlow                   Common         126946102       39      26,056    SH          Sole               26,056       0      0
Compugen                    Common         M25722105    5,856   1,965,250    SH          Sole            1,965,250       0      0
Curon Medical               Common         231292103    8,995   3,101,911    SH          Sole            3,101,911       0      0
ValiCert                    Common         91915Q105    5,952   2,246,058    SH          Sole            2,246,058       0      0

                                                      ---------
                                      TOTAL            36,417

